CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Capital Management
Payables and accrued expenses	$ 2,800	$ 1,900
Lease liabilities	40
Current assets	7,700	13,700
Shareholders' equity attributable to owners	$ 4,000	$ 76,000